Capital disclosures	12 Months Ended
Dec. 31, 2018
Disclosure Of Capital Disclosures [Abstract]
Disclosure of objectives, policies and processes for managing capital [text block]
14. Capital disclosures

Vermilion defines capital as net debt (long-term debt plus net working capital) and shareholders’ capital. Vermilion excludes from its definition of capital any obligations secured by an offsetting asset, such as lease obligations.

Vermilion monitors the ratio of net debt to fund flows from operations. As at December 31, 2018, our ratio of net debt to trailing fund flows from operations is 2.30 (2017 - 2.28). Vermilion manages the ratio of net debt to fund flows from operations (refer to Note 4 - Segmented Information) by aligning capital expenditures, dividends, and asset retirement obligations with expected fund flows from operations. Vermilion intends for the ratio of net debt to fund flows from operations to trend towards 1.5 over time.

The following table calculates Vermilion’s ratio of net debt to fund flows from operations:

	Year Ended
($M except as indicated)	Dec 31, 2018	Dec 31, 2017
Long-term debt	1,796,207	1,270,330
Current liabilities	563,199	363,306
Current assets	(429,877)	(261,846)
Net debt	1,929,529	1,371,790

Ratio of net debt to fund flows from operations	2.30	2.28